INCOME TAX - Schedule of balance of the net deferred tax asset (liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Total deferred tax assets	$ 41,498	$ 41,923	$ 37,863
Total deferred tax liabilities	(10,481)	(11,379)	$ (8,102)
Total net deferred tax assets /(liabilities)	$ 31,017	$ 30,544